Convertible Loans Payable (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Beginning balance of notes payable, net	$ 67,458	$ 116,821	$ 73,664	$ 176,703	$ 149,241
Issuances of debt	153,000			178,000	404,000
Cash settlement of debt				(150,000)	(95,500)
Conversions	(35,000)	(93,000)		(50,000)	(270,000)
Debt Discount	(81,530)			(175,025)	(406,500)
Deferred financing costs					(6,663)
Amortization of debt discount	64,610	43,637	43,157	93,986	402,125
End balance of notes payable, net	$ 168,538	$ 67,458	$ 116,821	$ 73,664	$ 176,703